Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Schedule of weighted-average Black-Scholes assumptions
	For the Years Ended December 31,
	2016	2015
Expected life	6 years	2 years
Risk free interest rate	1.31%	0.71%
Expected volatility	79%	80%
Expected dividend yield	0%	0%
Forfeiture rate	0%	0%

Schedule of antidilutive securities excluded from computation of diluted net loss per share
	As of December 31,
	2016	2015
Warrants	6,681,051	7,936,391
Options	4,652,497	3,724,083
Totals	11,333,548	11,660,474